Earnings per share (Details 2) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Diluted earnings per share
Profit attributable to the Parent		R$ 16,406,932	R$ 12,582,477	R$ 8,924,064
Diluted earnings per 1,000 shares (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares		R$ 2,094.83	R$ 1,604.34	R$ 1,132.44
Preferred shares		R$ 2,304.32	R$ 1,764.78	R$ 1,245.69
Net Profit attributable - Diluted (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares		R$ 7,965,194	R$ 6,108,349	R$ 4,331,955
Preferred shares		R$ 8,441,738	R$ 6,474,128	R$ 4,592,109
Weighted average shares outstanding (in thousands) - Diluted
Earnings per share (Brazilian Reais)
Common shares		3,802,303	3,807,386	3,686,401
Incremental shares from stock options granted under Stock Option Plan - Units	[1]	R$ 0	R$ 0	R$ 3,257
Preferred shares		3,663,444	3,668,527	3,686,401
Incremental shares from stock options granted under Stock Option Plan - Units	[1]	R$ 0	R$ 0	R$ 3,257

[1]	The exercise period of the SOP 2013 Long Term Incentive Plan purchase option ended in June 2018. The Bank does not have stock-based compensation plans in force (Note 40) and consequently has no anti-dilution items.